BUSINESS COMBINATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATIONS

7. BUSINESS COMBINATIONS

2020

Business Combination

On December 18, 2020, Clever Leaves and SAMA consummated the Business Combination contemplated by the Amended and Restated Business Combination Agreement, dated as of November 9, 2020, by and among SAMA, Clever Leaves, the Company and Merger Sub.

Pursuant to the Business Combination Agreement, each of the following transactions occurred in the following order: (i) pursuant to a court-approved Canadian plan of arrangement (the “Plan of Arrangement” and the arrangement pursuant to such Plan of Arrangement, the “Arrangement”), at 11:59 p.m., Pacific time, on December 17, 2020 (2:59 a.m., Eastern time, on December 18, 2020) (a) all of the Clever Leaves shareholders exchanged their Class A common shares without par value of Clever Leaves (“Clever Leaves common shares”) for our common shares without par value (“common shares”) and/or non-voting common shares without par value (“non-voting common shares”) (as determined in accordance with the Business Combination Agreement) and (b) certain Clever Leaves shareholders received approximately $3,100 in cash in the aggregate (the “Cash Arrangement Consideration”), such that, immediately following the Arrangement, Clever Leaves became our direct wholly-owned subsidiary; (ii) at 12:01 a.m., Pacific time (3:01 a.m. Eastern time), on December 18, 2020, Merger Sub merged with and into SAMA, with SAMA surviving such merger as our direct wholly-owned subsidiary (the “Merger”) and, as a result of the Merger, all of the shares of SAMA common stock were converted into the right to receive our common shares as set forth in the Business Combination Agreement; (iii) immediately following the consummation of the Merger, we contributed 100% of the issued and outstanding capital stock of SAMA (as the surviving corporation of the Merger) to Clever Leaves, such that, SAMA became a direct wholly-owned subsidiary of Clever Leaves; and (iv) immediately following the contribution of SAMA to Clever Leaves, Clever Leaves contributed 100% of the issued and outstanding shares of NS US Holdings, Inc., a Delaware corporation and a wholly-owned subsidiary of Clever Leaves, to SAMA. Upon the closing of the Merger, SAMA changed its name to Clever Leaves US, Inc.

In connection with the closing of the Business Combination, the Company’s bylaws were amended and restated to, among other things, provide for an unlimited number of common shares without par value, an unlimited number of non-voting common shares without par value and an unlimited number of preferred shares without par value.

In connection with the Business Combination, SAMA obtained commitments (the “Subscription Agreements”) from certain investors (the “Subscribers”) to purchase $8,881 in shares of SAMA common stock for a purchase price of $9.50 per share, in the SAMA PIPE. As part of the SAMA PIPE, certain Subscribers who were holders of the 2022 Convertible Notes agreed to purchase shares of SAMA common stock in exchange for the transfer of the PIK Notes received in satisfaction of approximately $2,881 of accrued and outstanding interest under the 2022 Convertible Notes from January 1 to December 31, 2020. Prior to the effective time of the Merger, SAMA issued an aggregate of 934,819 shares of SAMA common stock the Subscribers in the SAMA PIPE that were exchanged for our common shares, on a one-for-one basis, in connection with the Closing.

The Business Combination is accounted for as a recapitalization in accordance with U.S. GAAP. Under this method of accounting, SAMA was treated as the “acquired” company for financial reporting purposes (see Note 1). Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Clever Leaves issuing shares for the net assets of SAMA, accompanied by a recapitalization. The net assets of SAMA are stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of shareholders’ equity for the year ended December 31, 2020:

Recapitalization
Cash – SAMA trust and cash, net of redemptions	$86,644
Cash – SAMA PIPE	6,000
Non-cash PIK	(2,881)
Cash assumed from SAMA	698
Cash consideration to certain Clever Leaves shareholders	(3,057)
Less: transaction costs and advisory fees	(13,895)
Net Business Combination	$73,509
Non-cash PIK	2,881
Deferred issuance costs	1,503
Warranty liability	(29,841)
Net liabilities assumed from SAMA	(258)
Net contributions from Business Combination	$47,794

See Note 11. for more information on all capital stock issuances.

8. BUSINESS COMBINATIONS

2020

Business Combination

On December 18, 2020, Clever Leaves and SAMA consummated the Business Combination contemplated by the Amended and Restated Business Combination Agreement, dated as of November 9, 2020, by and among SAMA, Clever Leaves, the Company and Merger Sub.

Pursuant to the Business Combination Agreement, each of the following transactions occurred in the following order: (i) pursuant to a court-approved Canadian plan of arrangement (the “Plan of Arrangement” and the arrangement pursuant to such Plan of Arrangement, the “Arrangement”), at 11:59 p.m., Pacific time, on December 17, 2020 (2:59 a.m., Eastern time, on December 18, 2020) (a) all of the Clever Leaves shareholders exchanged their Class A common shares without par value of Clever Leaves (“Clever Leaves common shares”) for our common shares without par value (“common shares”) and/or non-voting common shares without par value (“non-voting common shares”) (as determined in accordance with the Business Combination Agreement) and (b) certain Clever Leaves shareholders received approximately $3,100 in cash in the aggregate (the “Cash Arrangement Consideration”), such that, immediately following the Arrangement, Clever Leaves became our direct wholly-owned subsidiary; (ii) at 12:01 a.m., Pacific time (3:01 a.m. Eastern time), on December 18, 2020, Merger Sub merged with and into SAMA, with SAMA surviving such merger as our direct wholly-owned subsidiary (the “Merger”) and, as a result of the Merger, all of the shares of SAMA common stock were converted into the right to receive our common shares as set forth in the Business Combination Agreement; (iii) immediately following the consummation of the Merger, we contributed 100% of the issued and outstanding capital stock of SAMA (as the surviving corporation of the Merger) to Clever Leaves, such that, SAMA became a direct wholly-owned subsidiary of Clever Leaves; and (iv) immediately following the contribution of SAMA to Clever Leaves, Clever Leaves contributed 100% of the issued and outstanding shares of NS US Holdings, Inc., a Delaware corporation and a wholly-owned subsidiary of Clever Leaves, to SAMA. Upon the closing of the Merger, SAMA changed its name to Clever Leaves US, Inc.

In connection with the closing of the Business Combination, the Company’s bylaws were amended and restated to, among other things, provide for an unlimited number of common shares without par value, an unlimited number of non-voting common shares without par value and an unlimited number of preferred shares without par value.

In connection with the Business Combination, SAMA obtained commitments (the “Subscription Agreements”) from certain investors (the “Subscribers”) to purchase $8,881 in shares of SAMA common stock for a purchase price of $9.50 per share, in the SAMA PIPE. As part of the SAMA PIPE, certain Subscribers who are holders of the 2022 Convertible Notes agreed to purchase shares of SAMA common stock in exchange for the transfer of the PIK Notes received in satisfaction of approximately $2,881 of accrued and outstanding interest under the 2022 Convertible Notes from January 1 to December 31, 2020. Prior to the effective time of the Merger, SAMA issued an aggregate of 934,819 shares of SAMA common stock the Subscribers in the SAMA PIPE that were exchange for our common shares, on a one-for-one basis, in connection with the Closing.

The Business Combination is accounted for as a recapitalization in accordance with U.S. GAAP. Under this method of accounting, SAMA was treated as the “acquired” company for financial reporting purposes (see Note 1.). Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Clever Leaves issuing shares for the net assets of SAMA, accompanied by a recapitalization. The net assets of SAMA are stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of shareholders’ equity for the year ended December 31, 2020:

Recapitalization (Restated)(a)
Cash – SAMA trust and cash, net of redemptions	$86,644
Cash – SAMA PIPE	6,000
Non-cash PIK	(2,881)
Cash assumed from SAMA	698
Cash consideration to certain Clever Leaves shareholders	(3,057)
Less: transaction costs and advisory fees	(13,895)
Net Business Combination	$73,509
Non-cash PIK	2,881
Deferred issuance costs	1,503
Warrant liability	(29,841)
Net liabilities assumed from SAMA	(258)
Net contributions from Business Combination	$47,794

(a)      Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.

See Note 13. for more information on all capital stock issuances.

2019

Herbal Brands, Inc. Acquisition

In order to expand in the U.S. market and gain manufacturing capabilities, on April 30, 2019, the Company, through its wholly owned subsidiary, Herbal Brands, Inc., entered into an Asset Purchase Agreement with B.N.G. Enterprises Incorporated, an Arizona corporation (“BNG”), SupremeBeing, L.L.C., a Delaware limited liability company (“SupremeBeing”), Fusion Formulations, L.L.C., an Arizona limited liability company (“Fusion”), Acme Wholesale, L.L.C., a Nevada limited liability company (“Acme” and, collectively with BNG, SupremeBeing and Fusion, “Sellers”) and certain Sellers’ representative and other beneficial owners of BNG. BNG is engaged in the business of formulating, manufacturing, testing, marketing, selling, distributing and otherwise commercializing homeopathic and other natural remedies, wellness products, detoxification products, nutraceuticals and nutritional and dietary supplements (the “Business”). Under this agreement, the Company agreed to purchase and assume from each Seller, substantially all the assets, and certain specified liabilities, of the Sellers’ Business for the purchase price of $13,429 in cash. The integrated set of inputs (acquired assets) and processes (workforce and intact processes) are capable of being conducted and managed as a business by the Company. And since the organized workforce obtained by the Company within the set have the required skills, knowledge, and experience to perform the process and convert acquired inputs into outputs, the set (acquired input and processes) is capable of being conducted and managed as a business to create outputs, the Company accounted for the transaction as a business combination.

The Company partially financed the acquisition using the proceeds from a $8,500 non-revolving 4-year loan bearing interest at 8.00% annually (see Note 12.). The Company accounted for the acquisition as a business combination and, accordingly, the total consideration of $13,429 was recorded based on the respective estimated fair values of the net assets acquired on the acquisition date with resulting goodwill, as follows:

Amounts recognized at April 30, 2019
Current assets	$293
Inventory	4,640
Capital assets	9
Intangible – Customer contract	925
Intangible – Customer relationships	1,000
Intangible – Customer list	650
Intangible – Brand name	4,500
Intangible – Product formulations	16
Goodwill	1,682
Total assets acquired	13,715
Current liabilities	286
Total liabilities acquired	286
Total consideration transferred	$13,429

The fair values of the net assets acquired were based on management’s estimates of the respective fair values of net assets.

Goodwill represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired in the acquisition. Factors contributing to the recognition of goodwill include expanded product categories, channel diversification and a broader geographic footprint. The value of the acquiree’s workforce of approximately $550 was included in goodwill.

In determining the fair values of net assets acquired in the acquisition and resulting goodwill, the Company considered, among other factors, historical financial performance and an estimate of the future performance of the acquired business, as well as the intended use of the acquired assets.

The estimated fair value of inventory acquired in the acquisition was determined using a net realizable value approach, which calculates the estimated selling price of such inventory in the ordinary course of business, less the reasonable costs of completion, disposal and holding.

None of the goodwill recognized was deductible for income tax purposes.

The intangible assets acquired based on the estimate of the fair values of the identifiable intangible assets were as follows:

	Amounts recognized at April 30, 2019	Weighted-Average Remaining Useful Life at April 30, 2019 (in years)
Finite-lived intangible assets:
Customer contracts	$925	8.7
Customer relationships	1,000	5.6
Customer list	650	5.0
Brand	4,500	10.0
Product formulations	16	5.0
Total finite-lived intangible	$7,091

The Company reviewed the substance of the agreements, where applicable, and the projected cash flow expected from the intangible assets and based on this review it determined that straight-line amortization of the identified finite-lived intangible assets was reasonable.

Unaudited Pro Forma Results

The following table presents the Company’s pro forma consolidated net sales and loss from operations, before income taxes for the year ended December 31, 2019. The unaudited pro forma results include the historical consolidated statements of operations of the Company and Herbal Brands, giving effect to the Herbal Brands acquisition and related financing transactions as if they had occurred at the beginning of the earliest period presented.

Unaudited Pro Forma Results	Unaudited Pro-Forma Results Year Ended December 31, 2019
Net Sales	$12,774
Loss from operations, before income taxes	$(43,432)

The pro forma results, prepared in accordance with U.S. GAAP, include the following pro forma adjustments related to the Herbal Brands acquisition:

(i)     as a result of the increase in the fair value of acquired inventory at the Acquisition Date, the pro forma adjustments include an adjustment to reverse the $2.2 million recognized in the year ended December 31, 2019 within cost of sales because it will not have a recurring impact;

(ii)    $0.9 million of acquisition related costs recognized by the Company and Herbal Brands during the year ended December 31, 2019, which are non-recurring and included in the loss from operations as of December 31, 2019;

(iii)   a pro forma increase in interest expense of approximately $0.3 million for the period January 1, 2019 through April 30, 2019 related to financing the Herbal Brands Acquisition and related debt transaction. Refer to Note 12, for further details on financing the Herbal Brands Acquisition and related debt transactions; and

(iv)   a pro forma increase in amortization of approx. $0.3 million for the period January 1, 2019 through April 30, 2019, related to amortization of intangible assets acquired as part of the Herbal Brands Acquisition.

Eagle Canada Acquisition

Changes in the ownership interest in a subsidiary while control was retained

In January 2018, the Company entered into an agreement to invest in Ecomedics S.A.S., a start-up cannabis company in Colombia through a series of scheduled equity investments in Eagle Canada, an entity that controls Ecomedics. As of March 2018, the investment qualified for equity method accounting as the Company had gained significant influence through its investments and board representation. Following additional investments in 2018, the Company gained controlling interest in Eagle Canada and began consolidating effective on September 30, 2018.

In January 2019, the Company made an additional capital injection of $3,000 into Eagle Canada. The Company invested an additional $5,000 on March 18, 2019, $2,000 on April 4, 2019, $6,400 on June 5, 2019 and $5,000 on August 15, 2019. As such, the Company owned a total of 70% interest of Eagle Canada as of August 15, 2019. As a result of the transactions, the Company recorded an adjustment to non-controlling interest of approximately $1,752 and $19,648 the difference between the amount of the adjustment to non-controlling interest and the consideration paid, recognized in equity and attributable to the controlling interest.

On October 31, 2019, the Company entered into an agreement with the non-controlling interest holders of Eagle Canada (“NCI Holders”), which granted the NCI Holders “Exchangeable Class A Shares” of Eagle Canada (the “Agreement”). These shares were exchangeable for the common shares of the Company at a predetermined exchange price. Under the terms of the Agreement, each of NSI and the holders of Exchangeable Class A Shares had an option to require the exchange of the shares upon certain triggering events (such as an initial public offering), an offer to purchase 10% of the shares, or a change of control. There was also a “date certain” trigger event of January 12, 2022, ensuring that if none of the other trigger events occur beforehand, the exchange may still be carried out at either party’s election. Upon exercise of this option, NSI will acquire all outstanding securities of Eagle and the Company will issue common shares to NCI Holders. The Exchangeable Class A Shares were non-voting and had no economic participation in Eagle Canada, however these shares had participation rights in any dividends or distributions announced by the Company. No dividends or distributions were announced as of December 31, 2020.

The Agreement concurrently granted both the non-controlling interest holders options to sell their remaining interests in the subsidiary to the parent (i.e., put options from NSI’s perspective) and the parent options to acquire the remaining interests held by the non-controlling interest holders (i.e., call options from NSI’s perspective). Based on the Company’s analysis of the facts of the Agreement, the options were deemed equity contracts embedded with the redeemable non-controlling interests, which do not meet the definition of a derivative under ASC 815 and were classified as equity. In addition, since the redeemable non-controlling interests are exchanged with Clever Leaves’ own shares, rather than cash or other assets, in accordance with ASC 815, the Company determined that the redeemable non-controlling interests were classified in permanent equity as of December 31, 2019. Following the Company’s business combination in December 2020, the redeemable non-controlling interest were converted to 1,562,339 of the Company’s common shares, adjusted to reflect the secondary sale of 287,564 of the Company’s common shares. As a result of the transactions, the Company recorded an adjustment to non-controlling interest of $4,695 and recognized approximately $10,928, the difference between the amount of the adjustment to non-controlling interest and the consideration paid in the form of exchangeable Class A shares, in equity and attributable to the controlling interest.